Wireless Device Payment Plans (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Device Payment Plan Receivables, Net
The following table displays device payment plan agreement receivables, net, that are recognized in our consolidated balance sheets:

	(dollars in millions)
At December 31,	2019	2018
Device payment plan agreement receivables, gross	$19,493	$19,313
Unamortized imputed interest	(454)	(546)
Device payment plan agreement receivables, net of unamortized imputed interest	19,039	18,767
Allowance for credit losses	(472)	(597)
Device payment plan agreement receivables, net	$18,567	$18,170

Classified in our consolidated balance sheets:
Accounts receivable, net	$13,045	$12,624
Other assets	5,522	5,546
Device payment plan agreement receivables, net	$18,567	$18,170

Balance and Aging of Device Payment Plan Agreement Receivables on Gross Basis
The balance and aging of the device payment plan agreement receivables on a gross basis were as follows:

	(dollars in millions)
At December 31,	2019	2018
Unbilled	$18,203	$18,043
Billed:
Current	1,002	986
Past due	288	284
Device payment plan agreement receivables, gross	$19,493	$19,313

Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables
Activity in the allowance for credit losses for the device payment plan agreement receivables was as follows:

	(dollars in millions)
	2019	2018
Balance at January 1,	$597	$848
Bad debt expense	915	459
Write-offs	(1,040)	(710)
Balance at December 31,	$472	$597